[GRAPHIC]

[LOGO] JOHN HANCOCK(R)
      ----------------
        MUTUAL FUNDS

August 10, 2007

Dear Fellow Shareholder:

I am writing to ask for your assistance with an important issue involving your investment in the John Hancock Allocation Growth + Value Portfolio. We are proposing to reorganize and merge the John Hancock Allocation Growth + Value Portfolio into the John Hancock Lifestyle Growth Portfolio.

There are three key benefits that the proposed merger may offer you:

> Lifestyle Growth Portfolio has achieved significant economies of scale and has greater potential to increase its asset size in the future. In addition, certain administrative costs will be spread across the combined Portfolio's larger asset base, which will increase the Portfolio's overall efficiency.

> Lifestyle Growth Portfolio has provided strong investment performance in its first full year and a half of operations and has achieved a stronger performance record than your fund over the trailing one-year period.

> Lifestyle Growth Portfolio offers greater diversification, with 43 underlying funds managed by 26 different investment advisers providing you exposure to multiple asset classes and investment styles.

We Need Your Vote of Approval.

After careful consideration, your fund's trustees have unanimously approved the reorganization of the John Hancock Allocation Growth + Value Portfolio into John Hancock Lifestyle Growth Portfolio, but it requires a majority of shareholder votes to complete the merger. Every vote counts, so your vote is extremely important. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. You will also find a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks.

If approved by the shareholders, the reorganization is scheduled to take place at the close of business on September 28, 2007.

Your Vote Matters!

You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the number listed on the proxy card; via mail by returning the enclosed voting card; or via the Internet by visiting www.jhfunds.com and selecting the shareholder entryway.

I am confident that the proposed change will help us better serve you and all of the Fund's shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M. Eastern Time. I thank you for your time and your prompt vote on this matter.

Sincerely,

/s/ Keith F. Hartstein

Keith F. Hartstein
President and Chief Executive Officer

JOHN HANCOCK ALLOCATION GROWTH + VALUE PORTFOLIO, a series of John Hancock Capital Series
(the "fund")
601 Congress Street
Boston, MA 02210

Notice of Special Meeting of Shareholders
Scheduled for September 26, 2007

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Allocation Growth + Value Portfolio ("your fund" or the "Allocation Growth + Value Portfolio") and Lifestyle Growth Portfolio (the "Lifestyle Growth Portfolio"). Under this agreement, your fund would transfer all of its assets to Lifestyle Growth Portfolio in exchange for corresponding shares of Lifestyle Growth Portfolio. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of Allocation Growth + Value Portfolio. Lifestyle Growth Portfolio would also assume Allocation Growth + Value Portfolio's liabilities. Your fund's board of trustees recommends that you vote FOR this proposal.

2.   Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 23, 2007, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.

                                              By order of the Board of Trustees,

                                              Thomas M. Kinzler
                                              Secretary

Boston, Massachusetts
August 10, 2007

PROXY STATEMENT of
John Hancock Allocation Growth + Value Portfolio, a series of John Hancock Capital Series
("Allocation Growth + Value Portfolio," the "Acquired Fund" or "your fund")

PROSPECTUS for
Lifestyle Growth Portfolio,
a series of John Hancock Funds II
("Lifestyle Growth Portfolio" or the "Acquiring Fund")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

                                   * * * * * *

    This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

                         Acquired Fund                     Acquiring Fund                        Shareholders Entitled to Vote
------------------------------------------------------------------------------------------------------------------------------------
Proposal 1               Allocation Growth +               Lifestyle Growth Portfolio            Allocation Growth + Value Portfolio
                         Value Portfolio                                                         Shareholders
------------------------------------------------------------------------------------------------------------------------------------

How the Reorganization Will Work

     o Your fund will transfer all of its assets to Lifestyle Growth Portfolio. Lifestyle Growth Portfolio will assume your fund's liabilities.

     o Lifestyle Growth Portfolio will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

     o Lifestyle Growth Portfolio will issue Class B shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

     o Lifestyle Growth Portfolio will issue Class C shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class C shares. These shares will be distributed to your fund's Class C shareholders in proportion to their holdings on the reorganization date.

     o Lifestyle Growth Portfolio will issue Class R1 shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class R1 shares. These shares will be distributed to your fund's Class R1 shareholders in proportion to their holdings on the reorganization date.

     o Your fund will be terminated and shareholders of your fund will become shareholders of Lifestyle Growth Portfolio.

     o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Lifestyle Growth Portfolio or the shareholders of your fund.

Rationale for the Reorganization

The reorganization is intended to consolidate your fund with a similar fund advised by John Hancock Investment Management Services, LLC ("JHIMS") -- an affiliate of your fund's adviser, John Hancock Advisers, LLC ("JHA"). Lifestyle Growth Portfolio seeks long-term growth of capital, like your fund, but also seeks current income.

While both funds have been in operation for less than two years, Lifestyle Growth Portfolio has achieved a stronger performance record than your fund over the trailing one-year period. The combined fund would also offer multiple additional classes of shares that would offer greater distribution capabilities than your fund would if it continued as a stand-alone fund.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information

------------------------------------------------------------------------------------------------------------------------------------
o    The prospectus of Lifestyle Growth Portfolio dated May          In the same envelope as this proxy statement and prospectus.
     1, 2007                                                         These documents are incorporated by reference into (and
                                                                     therefore legally part of) this proxy statement and
o    The annual report of Lifestyle Growth Portfolio dated           prospectus.
     December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
o    The prospectus of Allocation Growth + Value Portfolio           These documents and additional information about Lifestyle
     dated May 1, 2007                                               Growth Portfolio are on file with the SEC and are available at no charge by writing to us or by calling our toll-free
o    The annual report to  shareholders  of Allocation               number: 1-800-225-5291. Incorporated by reference into (and
     Growth + Value Portfolio dated December 31, 2006                therefore legally part of) this proxy statement and
                                                                     prospectus.

o    The statement of additional information dated August
     10, 2007, which relates to this proxy
     statement/prospectus and the reorganization, and contains additional information about the Acquired Fund and the Acquiring Fund

o    The statement of additional information of Lifestyle
     Growth Portfolio dated May 1, 2007

o    The statement of additional information of Allocation
     Growth + Value Portfolio dated May 1, 2007
------------------------------------------------------------------------------------------------------------------------------------
          To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.
------------------------------------------------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is August 10, 2007.

TABLE OF CONTENTS

                                                                                                                              Page
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
PROPOSAL 1 -- REORGANIZATION OF ALLOCATION GROWTH + VALUE PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
SUMMARY COMPARISONS OF ALLOCATION GROWTH + VALUE PORTFOLIO
  TO LIFESTYLE GROWTH PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
    Comparison of Funds' Investment Objectives, Strategies and Policies . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
    Comparison of Funds' Classes of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
    Comparison of Buying, Selling and Exchanging Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
    Comparison of Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
    Examples  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
    Comparison of Advisory Arrangements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
    Comparison of Distribution Plans  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
    Comparison of Investment Risks  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
    Comparison of Fund Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
    Description of Reorganization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
    Reasons for the Proposed Reorganization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
FUND PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
    Calendar Year Total Returns -- Class A Shares (without sales charge)  . . . . . . . . . . . . . . . . . . . . . . . . . .  19
    Quarterly Returns . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
    Average Annual Total Returns for Periods Ended December 31, 2006 (including sales charge) . . . . . . . . . . . . . . . .  19
FURTHER INFORMATION ON THE REORGANIZATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
    Tax Status of the Reorganization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
    Additional Terms of the Agreement and Plan of Reorganization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
CAPITALIZATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
BOARD EVALUATION AND RECOMMENDATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
VOTING RIGHTS AND REQUIRED VOTE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
INFORMATION CONCERNING THE MEETING  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
    Solicitation of Proxies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
    Revoking Proxies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
    Outstanding Shares and Quorum . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
    Other Business  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
    Adjournments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
    Telephone Voting  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
    Internet Voting . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
    Shareholders' Proposals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
OWNERSHIP OF SHARES OF THE FUNDS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26
AVAILABLE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A-1

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Capital Series (the "Capital Series Board of Trustees") to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 A.M., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into Lifestyle Growth Portfolio (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about August 10, 2007.

The proxy statement and prospectus includes information that is specific to this proposal, including summary comparisons. You should read the entire proxy statement carefully, including Exhibit A, the enclosed prospectus and the annual report of Lifestyle Growth Portfolio because they contain details that are not in the summary.

Who is Eligible to Vote?

Shareholders of record on July 23, 2007, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 -- REORGANIZATION OF ALLOCATION GROWTH + VALUE PORTFOLIO

Approval of Agreement and Plan of Reorganization Between
Allocation Growth + Value Portfolio and Lifestyle Growth Portfolio

A proposal to approve an Agreement and Plan of Reorganization between Allocation Growth + Value Portfolio and Lifestyle Growth Portfolio. Under this Agreement, Allocation Growth + Value Portfolio would transfer all of its assets to Lifestyle Growth Portfolio in exchange for corresponding shares of Lifestyle Growth Portfolio. These shares would be distributed proportionately to the shareholders of Allocation Growth + Value Portfolio. Lifestyle Growth Portfolio would also assume Allocation Growth + Value Portfolio's liabilities. The John Hancock Capital Series Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ALLOCATION GROWTH + VALUE PORTFOLIO
TO LIFESTYLE GROWTH PORTFOLIO

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

                          Allocation Growth + Value Portfolio                      Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Business                  The fund is a series of John Hancock Capital             The fund is a series of John Hancock Funds II
                          Series, an open-end investment management company        ("JHF II"), an open-end investment management
                          organized as a Massachusetts business trust.             company organized as a Massachusetts business
                                                                                   trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as of          $6,900,000                                               $9,559,500,000
April 30, 2007
(unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser,       Investment adviser:                                      Investment adviser:
subadviser and            John Hancock Advisers, LLC ("JHA")                       John Hancock Investment Management Services,
portfolio managers                                                                 LLC ("JHIMS")
                          Underlying fund investment subadvisers:
                          Pzena Investment Management, LLC                         Investment subadviser:
                          Sustainable Growth Advisers, LP                          MFC Global Investment Management (U.S.A.)
                                                                                   Limited ("MFC Global (U.S.A.)")
                          Portfolio Managers:
                          Allocation Growth + Value Portfolio does not             Portfolio Manager:
                          have any portfolio managers, but each of the             Steve Orlich has been the portfolio manager for
                          underlying funds in which it invests does.               the Lifestyle Growth Portfolio since inception.
                                                                                   He joined MFC Global (U.S.A.) in 1998 and is
                                                                                   Vice President and Senior Portfolio Manager,
                                                                                   Asset Allocation.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

                          Allocation Growth + Value Portfolio                      Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment objective      The Portfolio seeks long-term growth of capital.         The Portfolio seeks long-term growth of capital.
                                                                                   Current income is also a consideration.
------------------------------------------------------------------------------------------------------------------------------------
Principal investments     To pursue this goal, the fund invests all of its         To pursue this goal, the fund, which is a fund of
                          assets in two other funds (the "underlying funds")       funds, normally invests approximately 80% of its
                          advised by JHA. Approximately one-half of the            assets in underlying funds which invest primarily
                          fund's assets will be invested in each of:               in equity securities and approximately 20% in
                                                                                   underlying funds which invest primarily in fixed-
                          o    John Hancock U.S. Global Leaders Growth Fund,       income securities.
                               which seeks long-term growth of capital; and

                          o John Hancock Classic Value Fund, which seeks long-term growth of capital.

------------------------------------------------------------------------------------------------------------------------------------
Investment strategies     The fund pursues its objective by investing all of       The fund may invest in a variety of affiliated or
                          its assets in the underlying funds. The principal        non-affiliated funds that as a group hold a wide
                          investment strategies of the underlying funds are        range of equity-type securities in their
                          described below.                                         portfolios. These include small-, mid- and
                                                                                   large-capitalization stocks; domestic and foreign
                          U.S. Global Leaders Growth Fund invests primarily        securities (including emerging market securities)
                          in common stocks of "U.S. Global Leaders," which         and sector holdings such as utilities and science
                          are U.S. companies with multinational operations         and technology stocks. Each of the underlying
                          that the managers believe possess the following          funds has its own investment strategy which, for
                          key sustainable growth characteristics:                  example, may focus on growth stocks or value
                                                                                   stocks or may employ a strategy combining growth
                          o    hold leading market shares of their relevant        and income options on securities and futures
                               stocks and/or may invest in derivatives such        contracts.
                               as industries that result in higher profit
                               margins and high investment returns; and            Certain of the underlying funds in which the fund
                                                                                   invests focus their investment strategy on fixed-
                          o    supply consumable products or services so           income securities, which may include investment-
                               that their revenue streams are recurring.           grade and below investment-grade debt securities
                                                                                   with maturities that range from shorter to longer
                          Classic Value Fund invests primarily in domestic         term. The fixed-income underlying funds
                          equity securities of large- capitalization               collectively hold various types of debt
                          companies that the managers believe are currently        instruments such as corporate bonds and
                          undervalued relative to the market, based on             mortgage-backed, government-issued, domestic and
                          estimated future earnings and cash flow. These           international securities.
                          companies generally have market values at
                          valuation ratios (such as price-to-book), below
                          market average, as defined by the Standard &
                          Poor's 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

                          Allocation Growth + Value Portfolio                      Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Allocation of             Approximately one-half of the fund's assets will         Variations in the target percentage allocation
investment among          be invested in each of the underlying funds.             between underlying funds, which invest
underlying funds                                                                   primarily in equity securities, and underlying
                          The actual percentage of the fund's assets that is       funds, which invest primarily in fixed-income
                          invested in each of the underlying funds will vary       securities, are permitted up to 10% in either
                          from time to time due to changes in the relative         direction.
                          net asset value per share of the underlying funds.
                                                                                   Thus, based on its target percentage
                          Periodically, JHA will rebalance the fund's              allocation of approximately 80% of assets in
                          portfolio in order that each of the underlying           equity underlying funds and 20% in
                          funds represents an equal portion of the fund's          fixed-income underlying funds, Lifestyle
                          net assets.                                              Growth Portfolio may have an equity/
                                                                                   fixed-income underlying funds allocation of
                                                                                   90%/10% or 70%/30%. Although variations beyond
                                                                                   the 10% range are generally not permitted, MFC
                                                                                   Global (U.S.A.) may determine in light of
                                                                                   market or economic conditions that the normal
                                                                                   percentage limitations should be exceeded to
                                                                                   protect Lifestyle Growth Portfolio or to
                                                                                   achieve its objective.

                                                                                   Within the prescribed percentage allocation,
                                                                                   MFC Global (U.S.A.) selects the percentage
                                                                                   level to be maintained in specific underlying
                                                                                   funds. The assets of Lifestyle Growth
                                                                                   Portfolio are rebalanced quarterly to maintain
                                                                                   the selected percentage level. MFC Global
                                                                                   (U.S.A.) may from time to time adjust the
                                                                                   percentage of assets invested in any specific
                                                                                   underlying funds to increase or decrease the
                                                                                   fund's holdings of particular assets classes,
                                                                                   such as common stocks of foreign issuers, to
                                                                                   adjust portfolio quality or the duration of
                                                                                   fixed- income securities to increase or reduce
                                                                                   the percentage of the fund's assets subject to
                                                                                   the management of a particular subadviser, or
                                                                                   to reflect fundamental changes in the
                                                                                   investment environment.
Common stock,             An underlying fund may invest in common stock,           An underlying fund may invest in common stock,
preferred stock,          preferred stock, convertible securities, which           preferred stock and convertible preferred
convertible securities    may include corporate notes or preferred                 stock. Certain underlying funds may invest in
and depository            stock, and depository receipts. An underlying            ADRs, EDRs, Global Depositary Receipts
receipts                  fund may invest in securities of foreign                 ("GDRs"), and International Depositary
                          issuers in the form of American Depositary               Receipts ("IDRs"), as described in their
                          Receipts, ("ADRs") and certain Underlying                investment policies.
                          Funds may also invest in European Depositary
                          Receipts ("EDRs").
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash             The fund may hold cash, cash equivalents and             For defensive purposes in abnormal market
equivalents               U.S. government securities for cash management           conditions, to meet redemption requests or to
                          purposes.                                                make anticipated cash payments, the Portfolio
                                                                                   may temporarily invest extensively in cash and
                                                                                   cash equivalents.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

                          Allocation Growth + Value Portfolio                      Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Futures contracts         An underlying fund may purchase and sell                 Lifestyle Growth Portfolio and certain underlying
                          various kinds of futures contracts, and purchase         funds may purchase and sell futures contracts on
                          and write call and put options on these futures          financial instruments and indexes, and options on
                          contracts. An underlying fund may also enter             such futures contracts, and may purchase and sell
                          into closing purchase and sale transactions with         futures contracts on foreign currencies and
                          respect to any of these contracts and options.           options on such futures contracts.
                          The futures contracts may be based on various
                          securities (such as U.S. Government securities),
                          securities indexes, foreign currencies and any
                          other financial instruments and indexes. All
                          futures contracts entered into by the underlying
                          fund are traded on U.S. or foreign exchanges or
                          boards of trade that are licensed, regulated or
                          approved by the Commodity Futures Trading
                          Commission ("CFTC").
------------------------------------------------------------------------------------------------------------------------------------
Derivatives               An underlying fund may use certain higher-risk           Each of the underlying funds has its own
                          investments, including derivatives (investments          investment strategy which, for example, may
                          whose value is based on indexes, securities or           focus on growth stocks or value stocks or may
                          currencies), and restricted or illiquid securities.      employ a strategy combining growth and income
                                                                                   stocks and/or may invest in derivatives such as
                                                                                   options on securities and futures contracts.

                                                                                   Certain of the underlying funds may invest in
                                                                                   derivatives, which are financial contracts with a
                                                                                   value that depends on, or is derived from, the
                                                                                   value of underlying assets, reference rates or
                                                                                   indexes. Derivatives may relate to stocks, bonds,
                                                                                   interest rates, currencies or currency exchange
                                                                                   rates, commodities and related indexes. The
                                                                                   underlying funds may use derivatives for many
                                                                                   purposes, including for hedging, and as a
                                                                                   substitute for direct investment in securities or
                                                                                   other assets.
------------------------------------------------------------------------------------------------------------------------------------
Short sales                An underlying fund may engage in short sales            An underlying fund may make short sales of
                           "against the box." In a short sale against the box,     securities or maintain a short position, provided
                           an underlying fund borrows securities from a            that at all times when a short position is open a
                           broker-dealer and sells the borrowed securities         fund owns an equal amount of such securities
                           and, at all times during the transaction, the           or securities convertible into or exchangeable,
                           underlying fund either owns or has the right to         without payment of any further consideration,
                           acquire the same securities at no extra cost.           for an equal amount of the securities of the
                                                                                   same issuer as the securities sold short (a short
                                                                                   sale "against the box"). An underlying fund may
                                                                                   also sell a security it does not own in
                                                                                   anticipation of a decline in the market value of
                                                                                   that security (a "short sale").
------------------------------------------------------------------------------------------------------------------------------------
Temporary defensive       When JHA believes market or economic                     For defensive purposes in abnormal market
positions                 conditions are unusually unfavorable for                 conditions or to meet redemption requests or
                          investors, the fund may invest up to all of              make anticipated cash payments, the fund may
                          its assets in cash, cash equivalents or other            temporarily invest extensively in cash and cash
                          high-quality short-term instruments. In those            equivalents. In taking these measures, the fund
                          circumstances, the fund may not be able to               might not achieve its investment goal.
                          achieve its investment objective.
------------------------------------------------------------------------------------------------------------------------------------

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Lifestyle Growth Portfolio. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Lifestyle Growth Portfolio is commensurate with the amount of risk involved in the authorized investments of your fund.

Although the stated investment objective of Allocation Growth + Value Fund is long-term growth of capital and that of Lifestyle Growth Portfolio is long-term growth of capital with current income as a consideration, as the above table indicates the investment policies and investments of the two funds are similar. Both your fund and the Acquiring Fund utilize the "fund-of-funds" structure and primarily invest in other investment companies, i.e. underlying funds. Both your fund and the Acquiring Fund also may invest in cash or cash equivalents in unusual market conditions. However, you should note that while your fund, under normal conditions, allocates all of its investments across only two specified underlying funds, Lifestyle Growth Portfolio may allocate investments across a wide range of affiliated or nonaffiliated underlying funds. See "Comparison of Investment Risks" below.

While the funds share similar investment objectives, they have different advisers and subadvisers. Because your fund is limited to a universe of two specific underlying funds while Lifestyle Growth Portfolio is not, the portfolio holdings of the funds have tended to differ significantly. The portfolio manager of the Acquiring Fund has indicated that a substantial portion of the Acquired Fund's underlying fund holdings are not consistent with its investment process. As a result, JHA proposes to sell a substantial portion of the Acquired Fund's underlying holdings after the Reorganization, which is discussed in further detail under "Reasons for the Proposed Reorganization."

COMPARISON OF FUNDS' CLASSES OF SHARES

----------------------------------------------------------------------------------------------------------------
Class A sales charges     The Class A shares of both funds have the same characteristics and fee
and 12b-1 fees            structures.
                          o Class A shares are offered with front-end sales charges ranging from 2.00% to
                            5.00% of the fund's offering price, depending on the amount invested.
                          o Class A shares are subject to distribution and service (12b-1) fees equal to the annual rate of 0.30% of average daily net assets of Class A shares.
                          o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ("CDSC") ranging from 0.25% to
                            1.00% on Class A shares upon which a commission was paid that are sold within one year of purchase.
                          o An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.
                          o Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including those listed in the funds'
                            prospectuses.
----------------------------------------------------------------------------------------------------------------
Class B sales charges     The Class B shares of both funds have the same characteristics and fee
and 12b-1 fees            structures.
                          o Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00%
                            to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.
                          o Class B shares are subject to distribution and service (12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.
                          o Class B shares' CDSCs may be waived in certain cases, including those listed in the funds' prospectuses.
                          o Class B shares automatically convert to Class A shares after eight years.
----------------------------------------------------------------------------------------------------------------
Class C sales charges     The Class C shares of both funds have the same characteristics and fee
and 12b-1 fees            structures.
                          o Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares sold within one year of purchase.
                          o Class C shares are subject to distribution and service fees (12b-1) equal to the annual rate of 1.00% of the average daily net assets of Class C shares.
                          o Class C shares' CDSCs may be waived in certain cases, including those listed in the funds' prospectuses.
                          o There is no automatic conversion to Class A shares, so distribution and service fees expenses continue at the Class C level throughout the life of the investment.
----------------------------------------------------------------------------------------------------------------

COMPARISON OF FUNDS' CLASSES OF SHARES

----------------------------------------------------------------------------------------------------------------
Class R1 sales            The Class R1 shares of both funds have the same characteristics and fee
charges and 12b-1         structures.
fees

                          o Class R1 shares are offered  without any  front-end  or contingent deferred sales charges.
                          o Class R1 shares are subject to distribution and service fees (12b-1) of up to the annual rate of 0.50% of the average daily net assets of Class R1 shares.
                          o Class R1 shares are also subject to a Service Plan which authorizes the funds to pay affiliated and unaffiliated entities a service fee of up to 0.25% of the average daily net assets of Class R1 shares for providing certain recordkeeping and other administrative services in connection with investments in the funds by Retirement Plans.
                          o Class R1 shares are available to certain types of investors specified in each fund's Class R1 share prospectus.
----------------------------------------------------------------------------------------------------------------
12b-1 fees                o These fees are paid out of a class' assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
----------------------------------------------------------------------------------------------------------------

COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES

----------------------------------------------------------------------------------------------------------------
Buying shares             Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services,
                          Inc. ("Signature Services").
----------------------------------------------------------------------------------------------------------------
Minimum initial           Class A, Class B and Class C Shares: $1,000 for non-retirement accounts, $500
investment                for retirement accounts and $250 per account opened for group investments.
                          Investments also may be made on a Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.

                          Class R1 Shares: There is no minimum initial investment for Class R1 shares.
----------------------------------------------------------------------------------------------------------------
Exchanging shares         Class A, Class B and Class C Shares: Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other John Hancock fund, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

                          Class R1 Shares: Shareholders may exchange Class R1 shares for Class R1 shares of other John Hancock funds that are available through their plan, or Money
                          Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical.
----------------------------------------------------------------------------------------------------------------
Selling shares            Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.
----------------------------------------------------------------------------------------------------------------
Net Asset Value           All purchases, exchanges and sales are made at a price based on the next net asset value (NAV) per share of a class of the fund to be calculated after
                          Signature Services receives your request in good order. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M., Eastern Time.
----------------------------------------------------------------------------------------------------------------

COMPARISON OF EXPENSES

The hypothetical pro forma ("pro forma") net annual operating expenses of Lifestyle Growth Portfolio after the Reorganization are expected to be lower than your fund's current net annual operating expenses for all share classes. JHA has voluntarily agreed to limit your fund's net operating expenses; without these voluntary expense limitations, your fund's annual operating expenses would be higher. While your fund does not pay a direct management fee, Lifestyle Growth Portfolio charges a management fee of 0.04%; however, this difference is somewhat offset by JHIMS' expense limitation arrangement, under which JHIMS is contractually bound to waive advisory fees or reimburse fund expenses for Lifestyle Growth Portfolio Class A, Class B, Class C and Class R1 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time.

JHA has voluntarily agreed to limit Allocation Growth + Value Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value, on an annual basis, and net operating expenses on Class A shares to 0.63%, Class B shares to 1.33%, Class C shares to 1.33%, and Class R1 shares to 1.08%, on an annual basis. In addition, Signature Services has voluntarily agreed to limit transfer agent fees for your fund to 0.25% of the fund's average daily net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund's assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.

The following expense tables briefly describe the fees and the expenses that shareholders of Allocation Growth + Value Portfolio and Lifestyle Growth Portfolio may pay if they buy and hold shares of each respective fund and are based on expenses paid by Allocation Growth + Value Portfolio for the 12-month period ended December 31, 2006. The tables also show the pro forma expenses of Lifestyle Growth Portfolio assuming the Reorganization with Allocation Growth + Value Portfolio occurred on January 1, 2006. Lifestyle Growth Portfolio's expenses after the Reorganization may be greater or less than those shown.

                                                                                                         Lifestyle Growth
                                                                                                             Portfolio
                                                                                                            (Pro Forma)
                                                       Allocation                                      (Assuming Reorganization
                                                     Growth + Value           Lifestyle Growth         with Allocation Growth +
                                                        Portfolio                Portfolio                 Value Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses(1)                      Class A                  Class A                      Class A
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                     5.00%                    5.00%                        5.00%
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less              None(2)                  None(2)                      None(2)
Annual Operating Expenses
Management fee                                           0.00%(3)                 0.04%                        0.04%
Distribution and service (12b-1) fees                    0.30%                    0.30%                        0.30%
Other expenses                                           2.29%                    0.24%                        0.24%
Acquired fund fees and expenses(4)                       0.87%                    0.87%                        0.87%
Total fund operating expenses(5)                         3.46%                    1.45%                        1.45%
Contractual expense reimbursement                        None(6)                  None(7)                      None(7)
Net annual operating expenses                            3.46%                    1.45%                        1.45%

(1)  A $4.00 fee will be charged for wire redemptions.

(2) A CDSC ranging from 1.00% to 0.25% applies with respect to certain purchases of Class A shares of $1,000,000 or more upon which a commission or finder's fee was paid and that are sold within one year after purchase.

(3) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

(4) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.

(5) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies, e.g. underlying funds (each, an "Acquired Fund"). The total fund annual expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.

(6) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Growth + Value Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation. If this expense reimbursement was reflected in the table above, expenses would be lower and net annual operating expenses would be 1.49%. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.

(7) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class A shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time. No contractual expense reimbursement is reflected in the table, however, because Class A blue sky fees and printing and postage expenses did not exceed the expense cap.

                                                                                                               Lifestyle Growth
                                                                                                                   Portfolio
                                                                                                                  (Pro Forma)
                                                            Allocation                                     (Assuming Reorganization
                                                          Growth + Value            Lifestyle Growth        with Allocation Growth +
                                                             Portfolio                 Portfolio                Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses(1)                           Class B                   Class B                      Class B
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                          None                      None                         None
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less                   5.00%                     5.00%                        5.00%
Annual Operating Expenses
Management fee                                                0.00%(2)                  0.04%                        0.04%
Distribution and service (12b-1) fees                         1.00%                     1.00%                        1.00%
Other expenses                                                2.29%                     0.36%                        0.36%
Acquired fund fees and expenses(3)                            0.87%                     0.87%                        0.87%
Total fund operating expenses(4)                              4.16%                     2.27%                        2.27%
Contractual expense reimbursement                             None(5)                   0.05%(6)                     0.05%(6)
Net annual operating expenses                                 4.16%                     2.22%                        2.22%

(1)  A $4.00 fee will be charged for wire redemptions.

(2) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

(3) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.

(4) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies, e.g. underlying funds (each, an "Acquired Fund"). The total fund annual expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.

(5) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Growth + Value Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation. If this expense reimbursement was reflected in the table above, expenses would be lower and net annual operating expenses would be 2.19%. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.

(6) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class B shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time. No contractual expense reimbursement is reflected in the table, however, because Class B blue sky fees and printing and postage expenses did not exceed the expense cap.

                                                                                                              Lifestyle Growth
                                                                                                                  Portfolio
                                                                                                                 (Pro Forma)
                                                           Allocation                                      (Assuming Reorganization
                                                         Growth + Value             Lifestyle Growth       with Allocation Growth +
                                                            Portfolio                  Portfolio               Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses(1)                          Class C                    Class C                      Class C
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                         None                       None                         None
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less                  1.00%                      1.00%                        1.00%
Annual Operating Expenses
Management fee                                               0.00%(2)                   0.04%                        0.04%
Distribution and service (12b-1) fees                        1.00%                      1.00%                        1.00%
Other expenses                                               2.29%                      0.25%                        0.25%
Acquired fund fees and expenses(3)                           0.87%                      0.87%                        0.87%
Total fund operating expenses(4)                             4.16%                      2.16%                        2.16%
Contractual expense reimbursement                            None(5)                    None(6)                      None(6)
Net annual operating expenses                                4.16%                      2.16%                        2.16%

(1)  A $4.00 fee will be charged for wire redemptions.

(2) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

(3) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.

(4) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies, e.g. underlying funds (each, an "Acquired Fund"). The total fund annual expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.

(5) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Growth + Value Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation. If this expense reimbursement was reflected in the table above, expenses would be lower and net annual operating expenses would be 2.19%. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.

(6) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class C shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time. No contractual expense reimbursement is reflected in the table, however, because Class C blue sky fees and printing and postage expenses did not exceed the expense cap.

                                                                                                             Lifestyle Growth
                                                                                                                 Portfolio
                                                                                                                (Pro Forma)
                                                      Allocation                                         (Assuming Reorganization
                                                    Growth + Value               Lifestyle Growth         with Allocation Growth +
                                                      Portfolio                     Portfolio                 Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses(1)                    Class R1                      Class R1                     Class R1
Management fee                                         0.00%(1)                      0.04%                        0.04%
Distribution and service (12b-1) fees                  0.50%                         0.50%                        0.50%
Service plan fee                                       0.25%                         0.00%(5)                     0.13%(5)
Other expenses                                         2.77%                         12.41%                       8.56%
Acquired fund fees and expenses(2)                     0.87%                         0.87%                        0.87%
Total fund operating expenses(3)                       4.39%                         13.82%                       10.10%
Contractual expense reimbursement                      None(4)                       12.26%(6)                    8.41%(6)
Net annual operating expenses                          4.39%                         1.56%                        1.69%

(1) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

(2) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.

(3) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies, e.g. underlying funds (each, an "Acquired Fund"). The total fund annual expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.

(4) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Growth + Value Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation. If this expense reimbursement was reflected in the table above, expenses would be lower and net annual operating expenses would be 1.47%. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.

(5) Lifestyle Growth Portfolio did not incur service fees for Class R1 shares for the period ended December 31, 2006. The pro forma combined Fund would have incurred service fees for Allocation Growth + Value Portfolio Class R1 shares.

(6) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class R1 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time.

Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Lifestyle Growth Portfolio, based on fees and expenses incurred during the 12-month period ended December 31, 2006. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reimbursement. Pro forma expenses are included assuming a Reorganization with your fund and Lifestyle Growth Portfolio. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of Allocation Growth + Value Portfolio or Lifestyle Growth Portfolio's actual expenses or returns, either past or future.

                                                                                                               Lifestyle Growth
                                                                                                                  Portfolio
                                                                                                                 (Pro Forma)
                                                          Allocation                                       (Assuming Reorganization
                                                        Growth + Value            Lifestyle Growth         with Allocation Growth +
                                                           Portfolio                 Portfolio                 Value Portfolio)
Class A
-----------------------------------------------------------------------------------------------------------------------------------
Year 1                                                       $  831                    $  640                       $  640
Year 3                                                       $1,509                    $  936                       $  936
Year 5                                                       $2,208                    $1,253                       $1,253
Year 10                                                      $4,052                    $2,148                       $2,148

Class B -- assuming redemption at end of period
-----------------------------------------------------------------------------------------------------------------------------------
Year 1                                                       $  918                    $  725                       $  725
Year 3                                                       $1,564                    $1,005                       $1,005
Year 5                                                       $2,324                    $1,411                       $1,411
Year 10                                                      $4,193                    $2,395(1)                    $2,395

Class B -- assuming no redemption
-----------------------------------------------------------------------------------------------------------------------------------
Year 1                                                       $  418                    $  225                       $  225
Year 3                                                       $1,264                    $  705                       $  705
Year 5                                                       $2,124                    $1,211                       $1,211
Year 10                                                      $4,193                    $2,395(1)                    $2,395

Class C -- assuming redemption at end of period
-----------------------------------------------------------------------------------------------------------------------------------
Year 1                                                       $  518                    $  319                       $  319
Year 3                                                       $1,264                    $  676                       $  676
Year 5                                                       $2,124                    $1,159                       $1,159
Year 10                                                      $4,339                    $2,493                       $2,493

Class C -- assuming no redemption
-----------------------------------------------------------------------------------------------------------------------------------
Year 1                                                       $  418                    $  219                       $  219
Year 3                                                       $1,264                    $  676                       $  676
Year 5                                                       $2,124                    $1,159                       $1,159
Year 10                                                      $4,339                    $2,493                       $2,493

Class R1
-----------------------------------------------------------------------------------------------------------------------------------
Year 1                                                       $  440                    $  159                       $  172
Year 3                                                       $1,329                    $2,771                       $2,154
Year 5                                                       $2,229                    $4,943                       $3,938
Year 10                                                      $4,526                    $8,903                       $7,662

(1)  Reflects conversion of Class B shares to Class A shares after eight years.

COMPARISON OF ADVISORY ARRANGEMENTS

Your fund's and Lifestyle Growth Portfolio's advisory agreements are substantially similar. However, the management fees and subadvisory fees differ as set forth below. Under the agreements, your fund's management and subadvisory fees are lower than Lifestyle Growth Portfolio's management and subadvisory fees at every level.

Management Arrangements

Each fund pays monthly management fees equal to the following annual percentage of its average daily net assets:

Fund Average Daily Net Assets                                                      Annual Fee Rate
------------------------------------------------------------------------------------------------------------------------------
                                                        Allocation Growth +                                   Lifestyle Growth
                                                       Value Portfolio (JHA)                                 Portfolio (JHIMS)
------------------------------------------------------------------------------------------------------------------------------
First $7.5 billion                                            0.00%                                                 0.05%
------------------------------------------------------------------------------------------------------------------------------
Amounts over $7.5 billion                                     0.00%                                                 0.04%
------------------------------------------------------------------------------------------------------------------------------

Subadvisory Arrangements

Monthly subadvisory fees are equal to the following annual percentage of its average daily net assets:

Fund Average Daily Net Assets                                                      Annual Fee Rate
------------------------------------------------------------------------------------------------------------------------------
                                                                             Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
First $1.5 billion                                                                        0.05%
------------------------------------------------------------------------------------------------------------------------------
Next $6.0 billion                                                                       0.0265%
------------------------------------------------------------------------------------------------------------------------------
Over $7.5 billion                                                                       0.0165%
------------------------------------------------------------------------------------------------------------------------------

Note: Allocation Growth + Value Portfolio does not have investment subadvisers at the fund level.

SEC Exemptive Order. Lifestyle Growth Portfolio relies on an order from the SEC permitting JHIMS, subject to approval of the John Hancock Funds II board of trustees (the "Funds II Board of Trustees"), to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. Lifestyle Growth Portfolio, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS to appoint a subadviser that is an affiliate of JHIMS or Lifestyle Growth Portfolio (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders. Currently, your fund cannot rely on such an order.

COMPARISON OF DISTRIBUTION PLANS

While your fund's Rule 12b-1 plans provide for reimbursement to John Hancock Funds, LLC ("John Hancock Funds"), for its payment of certain distribution and shareholder service expenses of your fund, Lifestyle Growth Portfolio's Rule 12b-1 provides for direct payment of distribution and shareholder service fees to John Hancock Funds. Since Lifestyle Growth Portfolio's Rule 12b-1 Plan is not a "reimbursement"-type plan, any unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 plans will not be reimbursable to John Hancock Funds under Lifestyle Growth Portfolio's Rule 12b-1 plans.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Lifestyle Growth Portfolio. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Lifestyle Growth Portfolio is commensurate with the amount of risk involved in the authorized investments of your fund.

Because the funds both seek long-term growth of capital, and both funds utilize the "fund-of-funds" structure, the investment risks of the two funds are largely similar. While your fund is not directly subadvised like the Acquiring Fund, it faces the same types of management related risks because its performance relies on the ability of underlying funds and their subadvisers to achieve the goals of the respective underlying funds. Unlike your fund, however, the Acquiring Fund may invest in a wide range of affiliated and nonaffiliated underlying funds and may be exposed to medium and smaller company risk. Generally, stocks of medium and smaller capitalization companies can be more volatile than those of large-capitalization stocks.

                          Allocation Growth +
                          Value Portfolio                                         Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fund of funds risk        The fund's ability to achieve its investment            The fund's ability to achieve its investment
                          objective will depend largely on the performance        objective will depend largely on the ability of
                          of the underlying funds, which depends on the           the subadviser to select the appropriate mix of
                          underlying funds' ability to meet their investment      underlying funds. In addition, the fund's ability
                          objectives. There can be no assurance that either       to achieve its objective will depend on the
                          the fund or the underlying funds will achieve           performance of the underlying funds, which depends
                          their investment objective.                             on the underlying funds' ability to meet their
                                                                                  investment objectives. There can be no assurance
                          The fund is subject to the same risks as the            that either the fund or the underlying funds will
                          underlying funds in which it invests. The fund          achieve their investment objective.
                          invests in underlying funds that invest in
                          fixed-income securities (including, in some cases,      The fund is subject to the same risks as the
                          high-yield securities) and equity securities,           underlying funds in which it invests. The fund
                          including foreign securities, and engage in             invests in underlying funds that invest in
                          hedging and other strategic transactions. To the        fixed-income securities (including, in some cases,
                          extent the fund invests in these securities             high-yield securities) and equity securities,
                          directly or engages in hedging and other strategic      including foreign securities, and engage in
                          transactions, the fund will be subject to the same      hedging and other strategic transactions. To the
                          risks.                                                  extent the fund invests in these securities
                                                                                  directly or engages in hedging and other strategic
                                                                                  transactions, the fund will be subject to the same
                                                                                  risks.
------------------------------------------------------------------------------------------------------------------------------------
Investment company        The funds bear their own expenses and indirectly bear their proportionate share of expenses of the
securities risk           underlying funds in which they invest.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities risk    A principal risk of each fund that has significant exposure to equity securities is that those equity securities may decline in value due to factors affecting the issuing companies, their industries or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions and changes in the general outlook for corporate.
------------------------------------------------------------------------------------------------------------------------------------
Fixed-income              Fixed-income securities are generally subject to two principal types of risks: (i) interest rate
securities risk           risk and (ii) credit quality risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

                          Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The underlying funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their subdivisions or instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------

                          Allocation Growth +
                          Value Portfolio                                         Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Lower-rated fixed-        Lower-rated fixed-income securities are defined as securities rated below investment grade (rated
income securities and     "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). Investing in
high-yield securities     lower-rated fixed-income securities is considered speculative. While these securities generally
risk                      provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. The price of lower-rated fixed-income securities may be more volatile than securities in the higher rating categories. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade, fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher-rated securities.
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities        Underlying funds that invest in securities traded principally in securities markets outside the
risks                     United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an underlying fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Management risk           Each underlying fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that these will produce the desired results. Notwithstanding its benchmark, an underlying fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an underlying fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.
------------------------------------------------------------------------------------------------------------------------------------
Medium- and smaller-      Not applicable.                                         Stocks of small- and medium-capitalization
company risk                                                                      companies can be more volatile than those of
                                                                                  larger companies. These companies may have limited
                                                                                  product lines, markets or financial resources or
                                                                                  they may depend on a few key employees. The
                                                                                  securities of companies with medium- and
                                                                                  smaller-market capitalizations may trade less
                                                                                  frequently and in lesser volume than more widely
                                                                                  held securities, and their value may fluctuate
                                                                                  more sharply than those securities. They may also
                                                                                  trade in the over-the-counter ("OTC") market or on
                                                                                  a regional exchange, or may otherwise have limited
                                                                                  liquidity. Investments in less seasoned companies
                                                                                  with medium- and smaller-market capitalizations
                                                                                  may present greater opportunities for growth and
                                                                                  capital appreciation, but also involve greater
                                                                                  risks than customarily are associated with more
                                                                                  established companies with larger-market
                                                                                  capitalizations.
------------------------------------------------------------------------------------------------------------------------------------

                          Allocation Growth +
                          Value Portfolio                                                     Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Large-capitalization      Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to
risk                      underperform investments that focus on small- or medium-capitalization stocks.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives risk          Certain of the underlying funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The underlying funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The underlying funds also may use derivatives as a way to adjust efficiently the exposure of the underlying funds to various securities, markets and currencies without the underlying funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the underlying funds may utilize, refer to the Statement of Additional Information ("SAI").

                          The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an underlying fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the underlying fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the underlying fund will succeed in enforcing them.
                          For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an underlying fund contracts with a limited number of counterparties, the underlying fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the underlying fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances.
                          In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

                          The ability of an underlying fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an underlying fund's portfolio securities. If the transaction is not successful, it could result in a loss to the underlying fund. These transactions may also increase the volatility of an underlying fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts. In addition, these transactions could result in a loss to the underlying fund, if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.
------------------------------------------------------------------------------------------------------------------------------------

                          Allocation Growth +
                          Value Portfolio                                                     Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Short sales risk          Certain underlying funds may make short sales. To effect such a transaction, an underlying fund must borrow the security sold short to make delivery to the buyer. An underlying fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Therefore, an underlying fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends an underlying fund may be required to pay in connection with a short sale.
------------------------------------------------------------------------------------------------------------------------------------
Currency risk             Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Each fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. A fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. A fund with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.
------------------------------------------------------------------------------------------------------------------------------------
Credit and                This is the risk that the issuer or guarantor of a fixed-income security, the
counterparty risk         counterparty to an OTC derivatives contract, or a borrower of an underlying fund's securities will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE

Past performance records of Allocation Growth + Value Portfolio through December 31, 2006, including (i) calendar year total returns (without sales charges) and
(ii) average annual total returns (including imposition of sales charges) are set forth under "Fund Past Performance" on page 19 of this proxy statement and prospectus.

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for a Reorganization on the following terms:

o The Reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on Friday, September 28, 2007, but may occur on any later date on or before April 1, 2008. Allocation Growth + Value Portfolio will transfer all of its assets to Lifestyle Growth Portfolio and Lifestyle Growth Portfolio will assume substantially all of Allocation Growth + Value Portfolio's liabilities. This will result in the addition of Allocation Growth + Value Portfolio's assets to Lifestyle Growth Portfolio's portfolio. The NAV of both funds will be computed as of 4:00 P.M., Eastern Time, on the closing date of the Reorganization.

o Lifestyle Growth Portfolio will issue Class A shares to Allocation Growth + Value Portfolio in an amount equal to the net assets attributable to Allocation Growth + Value Portfolio's Class A shares. As part of the liquidation of Allocation Growth + Value Portfolio, these shares will immediately be distributed to Class A shareholders of record of Allocation Growth + Value Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of Allocation Growth + Value Portfolio will become Class A shareholders of Lifestyle Growth Portfolio.

o Lifestyle Growth Portfolio will issue Class B shares to Allocation Growth + Value Portfolio in an amount equal to the net assets attributable to Allocation Growth + Value Portfolio's Class B shares. As part of the liquidation of Allocation Growth + Value Portfolio, these shares will immediately be distributed to Class B shareholders of record of Allocation Growth + Value Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of Allocation Growth + Value Portfolio will become Class B shareholders of Lifestyle Growth Portfolio.

o Lifestyle Growth Portfolio will issue Class C shares to Allocation Growth + Value Portfolio in an amount equal to the net assets attributable to Allocation Growth + Value Portfolio's Class C shares. As part of the liquidation of Allocation Growth + Value Portfolio, these shares will immediately be distributed to Class C shareholders of record of Allocation Growth + Value Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of Allocation Growth + Value Portfolio will become Class C shareholders of Lifestyle Growth Portfolio.

o Lifestyle Growth Portfolio will issue Class R1 shares to Allocation Growth + Value Portfolio in an amount equal to the net assets attributable to Allocation Growth + Value Portfolio's Class R1 shares. As part of the liquidation of Allocation Growth + Value Portfolio, these shares will immediately be distributed to Class R1 shareholders of record of Allocation Growth + Value Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class R1 shareholders of Allocation Growth + Value Portfolio will become Class R1 shareholders of Lifestyle Growth Portfolio.

o After the shares are issued, the existence of Allocation Growth + Value Portfolio will be terminated.

Reasons for the Proposed Reorganization

The Capital Series Board of Trustees believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Capital Series Board of Trustees (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.

The Capital Series Board of Trustees reviewed the historical performance of Allocation Growth + Value Portfolio and Lifestyle Growth Portfolio's performance and the relative benchmarks. Lifestyle Growth Portfolio has had stronger performance than your fund over the trailing one-year period, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. Because the combined fund will most closely resemble Lifestyle Growth Portfolio, Lifestyle Growth Portfolio will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of Lifestyle Growth Portfolio at the closing of the Reorganization.

First, the Reorganization would permit your fund's shareholders to pursue similar investment objectives in a larger fund utilizing substantially similar investment policies. Both funds focus on long-term growth of capital, while Lifestyle Growth also seeks current income. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses by spreading fixed costs over a larger asset base.

Second, a combined fund offers economies of scale that may lead to lower per share fund expenses in the future. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Lifestyle Growth Portfolio's expense ratio over time because of economies of scale if the funds are combined.

Third, the combined fund offers additional classes with greater distribution capabilities than Allocation Growth + Value Portfolio. The combined fund provides access to different distribution channels and a greater variety of asset bases. Access to greater distribution will help grow fund assets and may result in economies of scale that may help reduce the combined fund's expense ratio over time.

Fourth, shareholders of Allocation Growth + Value Portfolio will gain access to the Lifestyle Growth Portfolio's investment process and the asset allocation expertise of MFC Global (U.S.A.). John Hancock has been offering Lifestyle funds for over 10 years and currently has over $45 billion assets under management just within the Lifestyle investment strategies.

Fifth, shareholders of Allocation Growth + Value Portfolio will experience no change in shareholder services as a result of the Reorganization. JHIMS has access to the same resources, management and personnel as JHA, and JHIMS will provide similar supervisory services to the combined fund.

Sixth, the costs of the Reorganization, other than any costs associated with repositioning your fund's portfolio, will be borne by JHA and/or its affiliates.

The portfolio managers of Lifestyle Growth Portfolio have indicated that a substantial portion of the underlying fund holdings of your fund are not consistent with Lifestyle Growth Portfolio's investment process. In evaluating the proposed Reorganization, the Capital Series Board of Trustees also considered the fact that JHIMS proposes to sell much of your fund's holdings in the underlying funds after the closing. Because the Acquired Fund's positions in underlying funds in which it invests do not represent a large percentage of such underlying fund's assets, the effect of such redemption on the underlying fund is expected to be de minimis.

FUND PAST PERFORMANCE

Set forth below is past performance information for Allocation Growth + Value Portfolio and Lifestyle Growth Portfolio, which may help provide an indication of each fund's investment risk.

The bar chart under "Calendar Year Total Returns" shows how each fund's Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under "Average Annual Total Returns" shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns -- Class A Shares (without sales charge)

[THE DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

Allocation Growth + Value Portfolio            Lifestyle Growth Portfolio
            8.70%                                        13.02%

Quarterly Returns

During the period shown in the above bar chart, Allocation Growth + Value Portfolio's highest quarterly return was 6.59% for the quarter ended September 30, 2006, and the lowest quarterly return was -4.93% for the quarter ended June 30, 2006.

During the period shown in the above bar chart, Lifestyle Growth
Portfolio's highest quarterly return was 6.76% for the quarter ended December 31, 2006, and the lowest quarterly return was -2.17% for the quarter ended June 30, 2006.

Average Annual Total Returns for Periods Ended December 31, 2006 (including sales charge)

                                                                 Allocation Growth + Value Portfolio
                                                              1-Year                      Life of Fund(1)
---------------------------------------------------------------------------------------------------------
Class A before tax                                             3.27%                          4.98%
Class A after tax on distributions(2)                          3.20%                          4.78%
Class A after tax on distributions, with sale(2)               2.17%                          4.13%
Class B before tax                                             2.92%                          5.45%
Class C before tax                                             6.92%                          8.49%
Class R1 before tax                                            8.72%                          9.17%
S&P 500 Index(3)                                              15.79%                         13.24%
---------------------------------------------------------------------------------------------------------

(1)  September 16, 2005.

(2) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3) Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

                                                                                 Lifestyle Growth Portfolio
                                                               1-Year                  Life of Fund(1)                Life of Fund
----------------------------------------------------------------------------------------------------------------------------------
Class A before tax                                             7.34%                      10.72%
Class A after tax on distributions(2)                          5.55%                       9.02%
Class A after tax on distributions, with sale(2)               4.86%                       8.18%
Class B before tax                                             7.24%                      11.55%
Class C before tax                                             11.20%                     14.75%
Class R1 before tax                                            N/A                                                        7.75%
80% S&P 500/20% Lehman Aggregate Bond Index(3)                 13.43%                     14.58%                          7.95%
----------------------------------------------------------------------------------------------------------------------------------

(1)  October 18, 2005 (except Class R1 shares, which began operations on
     9/18/06).

(2) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3) Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks. Lehman Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the Reorganization, for federal income tax purposes:

     o No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund as described above or (ii) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

     o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

     o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

     o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

     o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

     o The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

     o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carry-forwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.

Capital loss carry-forwards are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders. The proposed Reorganization may affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Acquiring Fund. The second manner in which the Reorganization will affect the use of the capital loss carry-forward and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses following a reorganization. In the case of this Reorganization, these limitations are not expected to result in any substantial tax consequences, inasmuch as the Acquired Fund had no capital loss carry-forwards as of December 31, 2006.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 9(a) and 8(f)).

Termination of Agreement. The board of trustees of the Acquired Fund (Capital Series Board of Trustees) or the Acquiring Fund (Funds II Board of Trustees) may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board of trustees believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. JHA and/or its affiliates will pay the Reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

With respect to the proposal, the following tables set forth the capitalization of each fund as of December 31, 2006, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between December 31, 2006, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

                                                                                                          Lifestyle Growth Portfolio
                                                                                                                 Pro Forma(2)
                                                                                       Pro Forma           (Assuming Reorganization
                                       Allocation Growth +      Lifestyle Growth          Share                 with Allocation
                                         Value Portfolio            Portfolio         Adjustment(1)             Core Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets (millions)                        $      6              $     8,443                                    $     8,449
Net Asset Value Per Share
  Class A                                    $  11.12              $     14.72                                    $     14.72
  Class B                                    $  11.05              $     14.73                                    $     14.73
  Class C                                    $  11.05              $     14.72                                    $     14.72
  Class R1                                   $  11.12              $     14.77                                    $     14.77
Shares Outstanding
  Class A                                     339,456               11,241,217            256,287                  11,497,504
  Class B                                      74,481                2,614,415             55,887                   2,670,302
  Class C                                     120,021               10,314,025             90,063                  10,404,088
  Class R1                                     10,071                    7,295              7,579                      14,874

(1)  Additional shares issued for shares of Allocation Growth + Value Portfolio.

(2) Assuming the Reorganization of Allocation Growth + Value Portfolio into Lifestyle Growth Portfolio occurs. If the Reorganization of your fund had taken place on December 31, 2006, approximately 0.75 Class A, 0.75 Class B,
     0.75 Class C and 0.75 Class R1 shares of Lifestyle Growth Portfolio would have been issued for each share of Allocation Growth + Value Portfolio, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

       Type of Information                             Headings in Each Prospectus
---------------------------------------------------------------------------------------------------------------
Investment objective and policies                      Goal and Strategy/Main Risks

Portfolio management                                   Management Biographies

Expenses                                               Your Expenses

Custodian                                              Business Structure

Shares of beneficial interest                          Your Account: Choosing a share class

Purchase of shares                                     Your Account: Choosing a share class, How sales charges
                                                       are calculated, Sales charge reductions and waivers,
                                                       Opening an account, Buying shares, Transaction policies,
                                                       Additional investor services

Redemption of sale of shares                           Your Account: Selling shares, How sales charges are
                                                       calculated, Transaction policies

Dividends, distributions and taxes                     Dividends and account policies

BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, Capital Series Board of Trustees, including the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of Allocation Growth + Value Portfolio in the Reorganization or JHA ("independent trustees"), approved the Reorganization. In particular, Capital Series Board of Trustees determined that the Reorganization is in the best interests of Allocation Growth + Value Portfolio and that the interests of Allocation Growth + Value Portfolio's shareholders would not be diluted as a result of the Reorganization. Similarly, the Funds II Board of Trustees, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Lifestyle Growth Portfolio and that the interests of Lifestyle Growth Portfolio's shareholders would not be diluted as a result of the Reorganization.

--------------------------------------------------------------------------------
                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
                approve the Agreement and Plan of Reorganization.
--------------------------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term "vote of a majority of the outstanding shares entitled to vote" shall mean the vote of the lesser of:

     (1) 67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

     (2)  more than 50% of the outstanding voting securities of the Acquired
          Fund.

Shares                          Quorum                                              Voting
------------------------------------------------------------------------------------------------------------------------------------
In General                      All shares "present" in person or by proxy          Shares "present" at the meeting will be voted
                                are counted towards a quorum.                       in person at the meeting. Shares "present" by
                                                                                    proxy will be voted in accordance with
                                                                                    instructions.
------------------------------------------------------------------------------------------------------------------------------------
Proxy with No Voting            Considered "present" at the meeting.                Voted "for" a proposal.
Instruction (Other than
Broker Non-Vote)
------------------------------------------------------------------------------------------------------------------------------------
Broker Non-Vote                 Considered "present" at the meeting.                Not voted. Same effect as a vote "against."
------------------------------------------------------------------------------------------------------------------------------------
Abstain                         Considered "present" at the meeting.                Not voted. Same effect as a vote "against."
------------------------------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the Funds II Board of Trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third-party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $1,000. JHIMS will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;

     o By returning a duly executed proxy with a later date before the time of the meeting; or

     o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of July 23, 2007 (the "record date"), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Fund                                                          Shares Outstanding
--------------------------------------------------------------------------------
Allocation Growth + Value Portfolio
  Class A                                                         388,997.137
  Class B                                                          84,606.909
  Class C                                                         128,020.864
  Class R1                                                         10,582.205
Total                                                             612,207.115

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Capital Series Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA or transfer agent or a third-party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

     o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

     o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

     o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

     o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

     o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

     o    Read the proxy statement and have your proxy card(s) at hand.

     o    Go to the Web site on the proxy card.

     o    Enter the "control number" found on your proxy card.

     o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

     o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Shareholders' Proposals

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of July 23, 2007, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                                                                  Allocation Growth + Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares             Class A         Class B            Class C            Class R1
Pershing LLC                                                        10.11%
P.O. Box 2052
Jersey City, NJ 07303-2052

Pershing LLC                                                                          5.58%
P.O. Box 2052
Jersey City, NJ 07303-2052

John Hancock Life Insurance Co.                                                      10.13%
Custodian for the 403(B) Plan of
School Board of Brevard, CO for the
Benefit of Robert A. Govern
3949 Turkey Point Drive
Melbourne, FL 32934-8534

John Hancock Advisers, LLC                                                           11.88%
601 Congress Street, 9th Floor
Boston, MA 02210-2804

Pershing LLC                                                                                            6.48%
P.O. Box 2052
Jersey City, NJ 07303-2052

Ronald E. Fredericks and Kay N.                                                                         7.53%
Fredericks Living Trust
620 Longwood Drive
Algonquin, IL 60102-3100

John Hancock Advisers, LLC                                                                              7.85%
601 Congress Street, 9th Floor
Boston, MA 02210-2804

                                                                                 Allocation Growth + Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Names and Addresses of Owners of More Than 5% of Shares             Class A         Class B           Class C             Class R1
Bear Sterns Securities Corp.                                                                            8.39%
1 Metrotech Center North
Brooklyn, NY 11201-3870

John Hancock Advisers, LLC                                                                                                95.17%
601 Congress Street, 9th Floor
Boston, MA 02210-2804

                                                                                   Lifestyle Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Names and Addresses of Owners of More Than 5% of Shares             Class A         Class B           Class C            Class R1
Citigroup Global Markets, Inc.                                                                          6.59
333 West 34th Street
New York, NY 10001-2402

MLPF&S for the Sole Benefit of its Customers                                                           11.57
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

John Hancock Life Insurance Co.                                                                                            6.34
601 Congress Street, 9th Floor
Boston, MA 02210-2804

MG Trustco Agent for Collins & Jewell Co. Inc. 401K Plan                                                                   9.33
P.O. Box 10699
Fargo, ND 58106-0699

AST Capital Trust for the Benefit of the Housing Authority of the                                                         76.88
City of Charlotte
P.O. Box 52129
Phoenix, AZ 85072-2129

As of July 23, 2007, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial highlights and financial statements of (i) Lifestyle Growth Portfolio, for the period ended December 31, 2006, and (ii) Allocation Growth + Value Portfolio, for the period ended December 31, 2006, are incorporated by reference into this proxy statement and prospectus. The financial statements for Lifestyle Growth Portfolio's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in its reports appearing in the statement of additional information, dated May 1, 2007. The financial statements for Allocation Growth + Value Portfolio's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in its reports appearing in the statement of additional information, dated May 1, 2007. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549, at the Northeast Regional Office (3 World Financial Center, New York, New York 10281), and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC's Web site at www.sec.gov.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of [________, 2007], by and between John Hancock Allocation Growth + Value Portfolio (the "Acquired Fund"), a series of John Hancock Capital Series (the "JHCS Trust"), a Massachusetts business trust, and Lifestyle Growth Portfolio (the "Acquiring Fund"), a series of John Hancock Funds II (the "JHF Trust"), a Massachusetts business trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the "Merger Shares"), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In order to consummate the reorganization contemplated by this Agreement (the "Reorganization") and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND.

     The JHF Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

     (a) The Acquiring Fund is a series of shares of the JHF Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHF Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHF Trust. Each of the JHF Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

     (b) The JHF Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHF Trust's Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, as may be amended (the "JHF Trust Declaration"), and the 1940 Act.

     (c) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a "regulated investment company" ("RIC") within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

     (d) The Acquired Fund has been furnished with the annual report of the Acquiring Fund for the fiscal year ended December 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and the unaudited statement of assets and liabilities, statement of operations, and statement of changes in net assets of the Acquiring Fund and the unaudited schedule of investments of the Acquiring Fund for the period ended [March 31, 2007], each of which fairly presents the financial condition and result of operations of the Acquiring Fund as of the respective dates indicated, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

     (e) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [_______, 2007], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

     (f) The JHF Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of JHF Trust (the "JHF Trust Board of Trustees"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

     (g) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHF Trust or the Acquiring Fund, threatened against the JHF Trust or the Acquiring Fund that assert liability on the part of the JHF Trust or the Acquiring Fund or that materially affect the financial condition of the JHF Trust or the Acquiring Fund or the JHF Trust's or the Acquiring Fund's ability to consummate the Reorganization. Neither the JHF Trust nor the Acquiring Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

     (h) Neither the JHF Trust nor the Acquiring Fund is obligated under any provision of the JHF Trust Declaration or the JHF Trust's By-laws dated June 28, 2005, as may be amended (the "JHF Trust By-laws"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, that would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

     (i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

     (j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

     (k) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the "Commission") by the JHF Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in section 6(b) herein (together with the documents incorporated therein by reference, the "Proxy Statement/Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

          (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

          (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

     (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

     (m) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a "Massachusetts business trust" and, under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the N-14 Registration Statement.

     (n) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C and Class R1 shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that JHF Trust is a "Massachusetts business trust" and under Massachu-setts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of JHF Trust.

     (o) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

     (p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

     (q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND.

     The JHCS Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

     (a) The Acquired Fund is a series of shares of the JHCS Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHCS Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHCS Trust. Each of the JHCS Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

     (b) The JHCS Trust is duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHCS Trust's Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the "JHCS Trust Declaration"), and the 1940 Act.

     (c) The Acquired Fund has elected to be, and has met the requirements of, subchapter M of Code for treatment as a RIC within the meaning of
          Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

     (d) The JHCS Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the JHCS Trust (the "JHCS Trust Board of Trustees"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

     (e) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended December 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

     (f) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [________, 2007], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

     (g) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHCS Trust or the Acquired Fund, threatened against the JHCS Trust or the Acquired Fund that assert liability on the part of the JHCS Trust or the Acquired Fund or that materially affect the financial condition of the JHCS Trust or the Acquired Fund or the JHCS Trust's or the Acquired Fund's ability to consummate the Reorganization. Neither JHCS Trust nor the Acquired Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

     (h) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

     (i) Neither the JHCS Trust nor the Acquired Fund is obligated under any provision of the JHCS Trust Declaration or the JHCS Trust's Amended and Restated By-laws dated March 8, 2005, as may be amended (the "JHCS Trust By-laws"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, that would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

     (j) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     (k) As used in this Agreement, the term "Acquired Fund Investments" shall mean (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

     (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

     (m) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

          (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

          (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

     (n) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund ("Acquired Fund Shares"). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund is a "Massachusetts business trust" and, under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.

     (o) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

     (p) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

     (q) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in section 3 of this Agreement.

3.   THE REORGANIZATION.

     (a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     (b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a suffi-cient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

          (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the JHCS Trust Board of Trustees or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

          (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the JHF Trust Board of Trustees or the Acquiring Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

     (c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

     (d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

     (e) The Valuation Time shall be 4:00 P.M., Eastern Time, on the Closing Date, or such earlier or later date and time as may be mutually agreed upon in writing (the "Valuation Time").

     (f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to section 2(k) of this Agreement.

     (g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

     (h) The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the JHF Trust Declaration and JHF By-laws to consummate the Reorganization.

4.   VALUATION.

     (a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A, Class B, Class C and Class R1 shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class A, Class B, Class C and Class R1 shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Class A, Class B, Class C and Class R1 shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this section 4.

     (b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall in each case be determined as of the Valuation Time.

     (c) The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures that the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

     (d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

     (e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certifi-cates representing Merger Shares will not be issued to Acquired Fund shareholders.

     (f) The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement.

5.   PAYMENT OF EXPENSES.

     (a) Except as otherwise provided in this Section 5, John Hancock Investment Management Services, LLC ("JHIMS"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the

          Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses ("Portfolio Expenses") that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

     (b) In the event the Reorganization contemplated by this Agreement is not consummated, then JHIMS agrees that it shall bear all of the costs and expenses (other than Portfolio Expenses) incurred by both the Acquiring Fund and the Acquired Fund in connection with such Reorganization.

     (c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

     (d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of sub-chapter M of the Code.

6.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

     (a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     (b) The JHCS Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

     (c) In connection with the Acquired Fund shareholders' meeting referred to in subsection (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the JHF Trust, on behalf of the Acquiring Fund, will prepare and file for registration of the Merger Shares, under the 1933 Act, to be distributed to the Acquired Fund's shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

     (d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

     (e)  The JHCS Trust shall:

          (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the JHCS Trust Declaration and JHCS Trust By-laws, the 1940 Act and any other applicable law;

          (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

          (iii) on and after the Closing Date, not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

     (f) Each of the Acquired Fund and the Acquiring Fund agrees that, by the Closing Date, all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

     (g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of
          Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the JHF Trust, the Acquiring Fund, the JHCS Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L Gates"), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to K&L Gates).

     (h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

     (i) After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years, and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

     (j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the JHF Trust, an open-end management investment company registered under the 1940 Act.

7.   CLOSING DATE.

     (a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on September 28, 2007, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date."

     (b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

     (c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

     (d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certi-fied to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.   CONDITIONS OF THE ACQUIRED FUND'S OBLIGATIONS.

     The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

     (a) That the JHF Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHF Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the JHF Trust Board of Trustees certified by its Secretary.

     (b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, certified on the Acquiring Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund's most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

     (c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

     (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (e) That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

         (i) the Acquiring Fund is a separate series of the JHF Trust, and both the Acquiring Fund and the JHF Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

         (ii) the Acquiring Fund is separate series of the JHF Trust, an open-end management investment company registered under the 1940 Act;

         (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHF Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHF Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

         (iv) neither the execution nor delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

         (v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts' law, be held personally liable for the obligations of the Acquiring Fund; and

         (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing that may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

     (f) That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

     (g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

     (h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHF Trust or the Acquiring Fund, be contemplated by the Commission.

9.   CONDITIONS OF THE ACQUIRING FUND'S OBLIGATIONS.

     The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

     (a) That the JHCS Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHCS Trust Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the JHCS Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the JHCS Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

     (b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund's most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

     (c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

     (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

         (i) the Acquired Fund is a separate series of the JHCS Trust, and both the Acquired Fund and the JHCS Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

         (ii) the Acquired Fund is a separate series of the JHCS Trust, an open-end management investment company registered under the 1940 Act;

         (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHCS Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHCS Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

          (iv) neither the execution or delivery by the JHCS Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

          (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHCS Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing that may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

     (f) That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

     (g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

     (h) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

     (i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

     (j) That prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

10.  TERMINATION, POSTPONEMENT AND WAIVERS.

     (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

         (i) by mutual consent of the JHCS Trust Board of Trustees and the JHF Trust Board of Trustees;

         (ii) by the JHCS Trust Board of Trustees if any condition of the Acquired Fund's obligations set forth in section 8 of this Agreement has not been fulfilled or waived by such Board; or

         (iii) by the JHF Trust Board of Trustees if any condition of the Acquiring Fund's obligations set forth in section 9 of this Agreement has not been fulfilled or waived by such Board.

     (b) If the Reorganization contemplated by this Agreement has not been consummated by April 1, 2008, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the JHCS Trust Board of Trustees and the JHF Trust Board of Trustees.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the JHCS Trust Board of Trustees or the JHF Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of its respective Fund, on behalf of which such action is taken.

     (e) The respective representations and warranties contained in sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  INDEMNIFICATION.

     (a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

     (b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters that may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemni-tor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemni-fied Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of

          Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.  OTHER MATTERS.

     (a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     (b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to John Hancock Allocation Growth + Value Portfolio c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210,
          Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to Lifestyle Growth Portfolio c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210,
          Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

     (c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party, and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

     (d) It is expressly agreed that the obligations of each of the JHCS Trust, on behalf of the Acquired Fund, and the JHF Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the trust property of the respective Fund as provided in the JHCS Trust Declaration or the JHF Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the JHCS Trust Board of Trustees on behalf of the Acquired Fund and the JHF Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective trust on behalf of the relevant Fund as provided in the JHCS Trust Declaration and the JHF Trust Declaration, as applicable.

     (e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                     [Remainder of Page Intentionally Blank]

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

                    JOHN HANCOCK CAPITAL SERIES, on behalf of its series, John Hancock Allocation Growth + Value Portfolio

                    By: --------------------------------------------------------
                    Name: ------------------------------------------------------
                    Title: -----------------------------------------------------
                    Attest: ----------------------------------------------------
                    Name: ------------------------------------------------------
                    Title: -----------------------------------------------------

                    JOHN HANCOCK FUNDS II, on behalf of
                    its series, Lifestyle Growth Portfolio

                    By: --------------------------------------------------------
                    Name: ------------------------------------------------------
                    Title: -----------------------------------------------------
                    Attest: ----------------------------------------------------
                    Name: ------------------------------------------------------
                    Title: -----------------------------------------------------

                    Agreed and accepted as to Section 5 only:

                    JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC, on behalf of itself and its affiliates

                    By: --------------------------------------------------------
                    Name: ------------------------------------------------------
                    Title: -----------------------------------------------------

                                ----------------
                                     Thank
                                      You

                                   for mailing
                                   your proxy
                                 card promptly!
                                ----------------

      [LOGO]    John Hancock(R)        John Hancock Funds, LLC
              the future is yours      MEMBER NASD
                                       601 Congress Street
                                       Boston, MA 02210-2805

                                       1-800-225-5291
                                       1-800-554-6713 TDD
                                       1-800-338-8080 EASI-Line
                                       www.jhfunds.com

                                       Mutual Funds
                                       Institutional Services
                                       Private Managed Accounts
                                       Retirement Plans              930PX 8/07

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 10, 2007


                       ALLOCATION GROWTH + VALUE PORTFOLIO
      (the "Acquired Fund," a series of John Hancock Capital Series Trust)

                                       AND

                           LIFESTYLE GROWTH PORTFOLIO
            (the "Acquiring Fund," a series of John Hancock Funds II)

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated August 10, 2007). This Statement of Additional Information provides additional information about Lifestyle Growth Portfolio and the fund that it is acquiring, Allocation Growth + Value Portfolio. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

INTRODUCTION...................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...............................2
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND................................2
     FUND HISTORY..............................................................2
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................2
     MANAGEMENT OF THE FUND....................................................2
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................2
     INVESTMENT ADVISORY AND OTHER SERVICES....................................3
     PORTFOLIO MANAGERS........................................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................3
     CAPITAL STOCK AND OTHER SECURITIES........................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................3
     TAXATION OF THE FUND......................................................3
     UNDERWRITERS..............................................................3
     CALCULATION OF PERFORMANCE DATA...........................................3
     FINANCIAL STATEMENTS......................................................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................3
     FUND HISTORY..............................................................3
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................4
     MANAGEMENT OF THE FUND....................................................4
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................4
     INVESTMENT ADVISORY AND OTHER SERVICES....................................4
     PORTFOLIO MANAGERS........................................................4
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................4
     CAPITAL STOCK AND OTHER SECURITIES........................................4
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................4
     TAXATION OF THE FUND......................................................4
     UNDERWRITERS..............................................................4
     CALCULATION OF PERFORMANCE DATA...........................................4
     FINANCIAL STATEMENTS......................................................5

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated August 10, 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on September 26, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information dated May 1, 2007 of the Acquired Fund (File Nos. 811-01677 and 2-29502), as filed with the Securities and Exchange Commission on April 25, 2007 (Accession No. 0001010521-07-000350) is incorporated herein by reference.

2. The Acquired Fund's Annual Report for the fiscal year ended December 31, 2006 (File No. 811-01677) as filed with the Securities and Exchange Commission on February 28, 2007 (Accession No. 0000928816-07-000330), is incorporated herein by reference.

3. The Statement of Additional Information dated May 1, 2007, as supplemented, of John Hancock Funds II (File Nos. 811-21779 and 333-126293) relating to the Acquiring Fund, as filed with the Securities and Exchange Commission on April 27, 2007, April 30, 2007, May 3, 2007 and May 11, 2007 (Accession
     Nos. 0001010521-07-000363,  0001010521-07-000365,  0001010521-07-000382 and
     0001010521-07-000395) is incorporated herein by reference.

4. The Acquiring Fund's Annual Report for the fiscal year ended December 31, 2006 (File No. 811-21779) as filed with the Securities and Exchange Commission on March 8, 2007 (Accession No 0000928816-07-000370) is incorporated herein by reference.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

FUND HISTORY

     For additional information about the Acquiring Fund generally and its history, see "Organization of John Hancock Funds II" in the Acquiring Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For  additional   information   about  the  Acquiring   Fund's   investment
objectives, policies, risks and restrictions, see "Investment Policies," "Additional Investment Policies," "Risk Factors," "Hedging and Other Strategic Transactions" and "Investment Restrictions" in the Acquiring Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional  information,  see "Investment  Management  Arrangements and
Other  Services,"   "Transfer  Agent  Services,"   "Custody  of  Portfolio"  and
"Independent Registered Public Accounting Firm" in the Acquiring Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Portfolio Manager Information" in Appendix C to the Acquiring Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Fund's brokerage allocation practices, see "Portfolio Brokerage" in the Acquiring Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquiring Fund, see "Description of Fund Shares" in the Acquiring Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Eligible Investors for Class R, R1, R2, R3, R4, R5, 5, 1 and Class NAV Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquiring Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Fund, see "Additional Information Concerning Taxes" in the Acquiring Fund's SAI.

UNDERWRITERS

     For additional information about the Acquiring Fund's principal underwriter and distribution plans, see "Distribution Agreements" and "Sales Compensation" in the Acquiring Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see the annual report of the Acquiring Fund, as incorporated by reference into the Acquiring Fund's SAI.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

FUND HISTORY

     For additional information about the Acquired Fund generally and its history, see "Organization of the Funds" in the Acquired Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquired Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquired Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Funds' Portfolio Managers" in the Acquired Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquired Fund, see "Description of the Funds' Shares" in the Acquired Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Eligible Investors for Class R1 Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquired Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Fund, see "Tax Status" in the Acquired Fund's SAI.

UNDERWRITERS

     For additional information about the Acquired Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquired Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see the annual report of the Acquired Fund, as incorporated by reference into the Acquired Fund's SAI.

                         PRO FORMA FINANCIAL INFORMATION


The pro forma information provided herein should be read in conjunction with the annual report of John Hancock Allocation Growth + Value dated December 31, 2006 and the annual report to of John Hancock Funds II Lifestyle Growth Portfolio dated December 31, 2006, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2006 is intended to present ratios and supplemental data as if the merger of the John Hancock Allocation Growth + Value Portfolio, or Acquired Fund, into the John Hancock Funds II Lifestyle Growth Portfolio, or Acquiring Fund, (collectively, the "Funds") had been consummated at January 1, 2006. The merger is intended to consolidate the Acquired Fund with a similar fund of funds. The Acquiring Fund is advised by John Hancock Investment Management Services, Inc. ("JHIMS"), and sub-advised by MFC Global Investment Management (U.S.A.), LLC, and a wholly owned indirect subsidiary of John Hancock Life Insurance Company, that has expertise in fund of fund strategies. The Acquired Fund is a diversified series of John Hancock Capital Series.

The purpose of the merger is to combine two funds with similar investment objectives. The combined fund offers economies of scale that may lead to lower shareholder expenses and greater growth potential. The net assets of the Acquiring Fund and Acquired Fund as of April 30, 2007 were $9,559,500,000 and $6,900,000, respectively.

The Funds have the same administrator and transfer agent, but different sub advisers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the respective Trust which governs the provision of services to the Funds. The Acquired Fund does not pay a Management fee, while the Acquiring Fund pays a Management fee based on its pro rata portion of 0.05% of the first $7,500,000,000 of the aggregate daily net assets and 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of John Hancock Funds II (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding fund of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Funds have similar 12b-1 plans. The net assets of the Acquiring Fund and Acquired Fund as of December 31, 2006 were $8,443,334,000 and $6,034,000, respectively. The net assets of the combined fund as of December 31, 2006 would have been $8,449,368,000.

On a pro forma basis for the period ended December 31, 2006, the proposed reorganization would result in an increase of $11,749 in the management fees charged, a decrease in other operating expenses (including custodian fees, audit fees) of $2,020 on a pro forma basis for the year ended December 31, 2006, resulting in a less than $0.01 per share expense increase.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance. The Acquired Fund has a voluntary expense limitation (excluding distribution and service fees and transfer agent fees of 0.08% of the fund's average daily net asset value. This voluntary limitation may be terminated at any time. The Acquiring Fund has a contractual expense limitation for blue sky fees and printing and postage fees of 0.09% of the funds daily net asset value. This agreement remains in effect until May 1, 2008.

The securities held by the Acquired Fund may be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At December 31, 2006, neither fund had a capital loss carry forward.

John Hancock Advisers, LLC and/or its affiliates will pay the reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization, whether or not the reorganization occurs.